SEGMENT REPORTING	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT REPORTING
20.	SEGMENT REPORTING

The Company has three reportable segments, namely digital entertainment, e-commerce and digital financial services. The Chief Operation Decision Maker (“CODM”) reviews the performance of each segment based on revenue and certain key operating metrics of the operations and uses these results for the purposes of allocating resources to and evaluating financial performance of each segment.

Description of Reportable Segments

Digital entertainment – Garena platform offers mobile and PC online games across the region and develops mobile games for the global market. Garena is the region’s leader in eSports, it also provides access to other entertainment content and social features, such as live streaming of gameplay, user chat and online forums.

E-commerce – Shopee platform is a mobile-centric, social-focused marketplace. It provides users with a convenient, safe, and trusted shopping environment with integrated payment, logistics infrastructure and comprehensive seller services. Products from manufacturers and third parties are also purchased and sold directly to buyers on Shopee platform.

Digital financial services – AirPay provides a variety of payment services to individuals and businesses. It is an important payment infrastructure supporting the Company’s digital entertainment and e-commerce businesses. In addition, AirPay also integrates with third-party merchant partners and covers a broad set of consumption use cases.

A combination of multiple business activities that does not meet the quantitative thresholds to qualify as reportable segments are grouped together as “Other services”.

Information about segments for the years ended December 31, 2016, 2017 and 2018 presented were as follows:

	For the Year ended December 31, 2018
	Digital Entertainment	E-Commerce	Digital Financial Services	Other Services	Unallocated expenses(1)	Consolidated
	$	$	$	$	$	$

Revenue	462,464	269,578	11,458	83,468	–	826,968

Operating income (loss)	69,449	(893,489)	(34,056)	(62,548)	(68,124)	(988,768)
Non-operating income, net						34,888
Income tax expense						(4,088)
Share of results of equity investees						(3,066)
Net loss						(961,034)

	For the Year ended December 31, 2017
	Digital Entertainment	E-Commerce	Digital Financial Services	Other Services	Unallocated expenses(1)	Consolidated
	$	$	$	$	$	$

Revenue	365,167	9,034	16,270	23,719	–	414,190

Operating income (loss)	45,637	(452,233)	(38,038)	(21,199)	(36,523)	(502,356)
Non-operating loss, net						(46,153)
Income tax expense						(10,745)
Share of results of equity investees						(1,912)
Net loss						(561,166)

	For the Year ended December 31, 2016
	Digital Entertainment	E-Commerce	Digital Financial Services	Other Services	Unallocated expenses(1)	Consolidated
	$	$	$	$	$	$

Revenue	327,985	–	5,892	11,793	–	345,670

Operating income (loss)	45,525	(172,409)	(34,407)	(12,320)	(31,778)	(205,389)
Non-operating income, net						8,503
Income tax expense						(8,546)
Share of results of equity investees						(19,523)
Net loss						(224,955)

(1) Unallocated expenses are mainly relating to share-based compensation, general and corporate administrative costs, such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.

Revenue from external customers is classified based on the geographical locations where the services were provided.

	For the Year Ended December 31,
	2016	2017	2018
	$	$	$
Revenue
Indonesia	23,023	24,120	99,043
Taiwan	109,652	122,647	218,249
Thailand	119,969	133,782	194,612
Vietnam	61,354	98,009	193,169
Rest of the world	31,672	35,632	121,895
Consolidated revenue	345,670	414,190	826,968

Long-lived assets consist of property and equipment and intangible assets.

	As at December 31,
	2017	2018
	$	$
Long-lived assets
Indonesia	9,906	23,899
Singapore	46,009	88,663
Taiwan	9,530	18,504
Thailand	12,668	17,586
Vietnam	26,874	38,887
Rest of the world	6,694	17,705
	111,681	205,244

No single customer accounted for 10 percent or more of the Company’s total revenue for the years ended December 31, 2016, 2017 and 2018.